Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cash Management Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is current income consistent with liquidity and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), as defined herein, in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio attempts to achieve its investment goal by investing in a diversified selection of money market instruments. The Portfolio may invest in fixed income securities (consisting of U.S. treasury bills, agency discount notes, corporate debt instruments and asset-backed securities) and short-term investments (consisting of commercial paper, repurchase agreements and bank obligations). These securities may have fixed, floating or variable rates of interest.

The Portfolio may invest more than 25% of its assets in U.S. dollar-denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

The subadviser evaluates a number of factors in identifying investment opportunities and constructing the Portfolio’s portfolio. The subadviser considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Portfolio’s assets among different securities.

The subadviser, in connection with selecting individual investments for the Portfolio, evaluates a security based on its potential to generate income and to preserve capital. The subadviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The subadviser may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the subadviser believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Risk of Investing in Money Market Securities. An investment in the Portfolio is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The Portfolio does not seek to maintain a stable net asset value.

Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. In periods of very low short-term interest rates, the Portfolio’s yield may become negative, which may result in a decline in the value of your investment. When interest rates are very low, the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. The recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Portfolio’s yield. Under these regulations, the Portfolio is required to maintain greater liquidity based on characteristics and anticipated liquidity needs of its shareholders and the Portfolio may have a lower yield than money market funds with a different shareholder base. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon price and date. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s income and the value of your investment in the Portfolio to decline.

Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities.

Concentration Risk. The Portfolio may invest more than 25% of its assets in U.S. Dollar obligations of banks. Therefore, the Portfolio is more sensitive to factors affecting that industry, such as changes in the regulatory or competitive environment or in investor perceptions regarding an industry. This means that the value of the Portfolio is subject to greater volatility than a portfolio that invests in a broader range of companies and industries.

Illiquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Portfolio’s share price may fall dramatically.

Management Risk. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or individual securities selected by the portfolio managers will produce the desired results.

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

Call Risk. The risk that an issuer will exercise its right to pay principal on a debt obligation (such as a mortgage-backed security) that is held by the Portfolio earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SAAMCo serves as investment adviser that are managed as “fund of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the Portfolio’s average annual returns. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the Portfolio’s average annual returns.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.35% (quarter ended September 30, 2006) and the lowest return for a quarter was -0.09% (quarter ended December 31, 2014). The year to date calendar return as of March 31, 2015 was -0.09%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year to date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.09%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2014)
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2005	rr_AnnualReturn2005	2.76%
Annual Return 2006	rr_AnnualReturn2006	4.63%
Annual Return 2007	rr_AnnualReturn2007	4.54%
Annual Return 2008	rr_AnnualReturn2008	1.12%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	(0.28%)
Annual Return 2011	rr_AnnualReturn2011	(0.28%)
Annual Return 2012	rr_AnnualReturn2012	(0.19%)
Annual Return 2013	rr_AnnualReturn2013	(0.28%)
Annual Return 2014	rr_AnnualReturn2014	(0.28%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.28%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.17%
Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.42%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.02%
Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.57%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.91%